Federated Hermes Corporate Bond Fund
Portfolio of Investments
August 31, 2022 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—89.3%
		Basic Industry - Metals & Mining—0.8%
$ 2,795,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.850%, 4/27/2031	$ 2,310,137
1,080,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	1,221,788
1,360,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	1,178,465
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	3,108,468
		TOTAL	7,818,858
		Capital Goods - Aerospace & Defense—2.4%
2,120,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	1,824,530
1,755,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,221,330
3,000,000		Boeing Co., Sr. Unsecd. Note, 5.805%, 5/1/2050	2,882,909
1,930,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	1,795,724
5,900,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	4,639,502
1,540,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	1,505,636
3,500,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	3,473,271
2,775,000		Teledyne Technologies, Inc., Sr. Unsecd. Note, 1.600%, 4/1/2026	2,497,421
3,230,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.640% (3-month USLIBOR +1.735%), 2/15/2042	2,462,897
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	750,386
1,660,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	1,550,841
690,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	692,721
		TOTAL	25,297,168
		Capital Goods - Building Materials—1.2%
5,625,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	4,963,678
4,160,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	3,852,523
2,980,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	2,534,785
1,435,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	1,241,407
		TOTAL	12,592,393
		Capital Goods - Construction Machinery—1.5%
2,820,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,219,552
1,920,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,880,043
1,670,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.200%, 1/15/2024	1,662,751
3,100,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	2,940,413
3,675,000		John Deere Capital Corp., Sr. Unsecd. Note, 3.900%, 6/7/2032	3,619,201
3,300,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	2,874,038
		TOTAL	15,195,998
		Capital Goods - Diversified Manufacturing—1.6%
2,210,000		Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	1,849,657
1,560,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	1,358,503
3,074,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	3,030,122
2,155,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	1,757,788
1,050,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	926,291
820,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	803,522
680,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	668,880
2,840,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	2,772,607
4,045,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	3,847,743
		TOTAL	17,015,113

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—2.8%
$ 6,400,000	CCO Safari II LLC, 4.908%, 7/23/2025	$ 6,381,046
1,235,000	CCO Safari II LLC, 6.484%, 10/23/2045	1,180,988
335,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	322,983
3,350,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	2,273,363
1,165,000	Charter Communications, Inc., 4.200%, 3/15/2028	1,099,599
900,000	Comcast Corp., 7.050%, 3/15/2033	1,065,977
5,225,000	Comcast Corp., Sr. Unsecd. Note, 2.650%, 2/1/2030	4,627,087
1,500,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	1,425,617
1,455,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	1,405,949
2,500,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	2,462,340
1,727,000	Comcast Corp., Sr. Unsecd. Note, Series WI, 3.999%, 11/1/2049	1,477,970
1,910,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	1,824,559
1,250,000	NBC Universal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	1,402,185
1,310,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	1,126,806
1,000,000	Time Warner Cable, Inc., Company Guarantee, 6.750%, 6/15/2039	973,889
200,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	204,867
	TOTAL	29,255,225
	Communications - Media & Entertainment—2.2%
5,400,000	Alphabet, Inc., Sr. Unsecd. Note, 2.250%, 8/15/2060	3,451,541
3,995,000	British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	3,971,260
1,170,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	890,461
785,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	740,499
2,918,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 3/18/2025	3,059,737
2,615,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	1,888,626
2,630,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	2,561,160
2,350,000	Paramount Global, Sr. Unsecd. Note, 4.900%, 8/15/2044	1,875,520
985,000	Paramount Global, Sr. Unsecd. Note, 4.950%, 5/19/2050	805,835
3,985,000	S&P Global, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2029	3,937,225
	TOTAL	23,181,864
	Communications - Telecom Wireless—1.6%
1,365,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	1,379,130
2,500,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.200%, 9/1/2024	2,460,835
2,815,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	2,002,242
2,795,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	2,638,263
3,000,000	T-Mobile USA, Inc., 4.500%, 4/15/2050	2,622,846
2,700,000	T-Mobile USA, Inc., Series WI, 3.400%, 10/15/2052	1,953,058
3,000,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	2,774,965
1,135,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	1,131,459
	TOTAL	16,962,798
	Communications - Telecom Wirelines—4.2%
2,425,000	AT&T, Inc., Sr. Unsecd. Note, 2.250%, 2/1/2032	1,958,815
5,331,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	4,252,301
5,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2052	3,598,147
3,050,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	2,407,246
1,335,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 2/1/2061	954,641
4,033,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	3,058,183
650,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	493,964
2,500,000	AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	2,440,974
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	975,241

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$ 3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	$ 3,400,841
1,400,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	1,378,272
2,000,000	Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.550%, 3/15/2052	1,758,731
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	1,885,492
2,530,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	2,276,396
3,730,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	3,156,121
3,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	2,420,087
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	5,509,154
2,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	1,928,548
	TOTAL	43,853,154
	Consumer Cyclical - Automotive—0.7%
2,610,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	2,323,954
960,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	946,205
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	1,496,425
1,110,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.650%, 1/17/2029	1,109,438
1,405,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	1,216,524
	TOTAL	7,092,546
	Consumer Cyclical - Leisure—0.3%
3,795,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/15/2042	3,108,274
	Consumer Cyclical - Retailers—2.2%
1,835,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	1,573,688
5,600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	5,043,093
1,080,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	1,012,495
576,019	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	578,625
2,750,000	CVS Health Corp., Sr. Unsecd. Note, 3.750%, 4/1/2030	2,586,621
2,395,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	2,279,973
2,100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	2,025,773
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	946,571
2,500,000	Home Depot, Inc., Sr. Unsecd. Note, 3.000%, 4/1/2026	2,428,864
2,500,000	Home Depot, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2032	2,308,911
3,200,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	2,532,815
	TOTAL	23,317,429
	Consumer Cyclical - Services—2.3%
6,880,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.700%, 6/3/2060	4,623,400
2,765,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	2,700,817
5,300,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.600%, 4/13/2032	5,085,325
3,915,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	3,941,432
3,600,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.000%, 5/1/2032	3,528,073
5,285,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	4,426,329
	TOTAL	24,305,376
	Consumer Non-Cyclical - Food/Beverage—5.4%
5,545,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	5,452,920
3,870,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	3,681,101
6,525,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	5,928,790
980,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	900,997
3,875,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	3,503,969
2,000,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	1,800,605
405,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	322,568
4,185,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	4,156,564
1,850,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	1,807,648

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 1,624,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	$ 1,515,807
4,650,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	4,185,151
730,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	626,095
1,530,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	1,541,510
1,030,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.985%, 5/25/2038	998,799
6,165,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	5,246,350
610,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 7/15/2046	503,018
4,075,000	PepsiCo, Inc., Sr. Unsecd. Note, 1.950%, 10/21/2031	3,453,825
3,025,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	2,339,407
4,464,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	3,643,754
5,000,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	4,431,427
	TOTAL	56,040,305
	Consumer Non-Cyclical - Health Care—2.5%
585,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	498,545
2,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	1,777,167
2,350,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	2,283,811
1,455,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,442,864
2,615,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	2,483,354
2,495,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	1,725,110
6,740,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	6,077,290
4,365,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	3,535,371
2,420,000	PerkinElmer, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	2,044,487
2,275,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	2,027,348
2,750,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.600%, 10/1/2029	2,512,323
	TOTAL	26,407,670
	Consumer Non-Cyclical - Pharmaceuticals—3.9%
2,450,000	Abbott Laboratories, Sr. Unsecd. Note, 1.400%, 6/30/2030	2,029,487
2,450,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	2,459,129
4,200,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	3,964,055
3,800,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	3,473,673
750,000	AbbVie, Inc., Sr. Unsecd. Note, 3.800%, 3/15/2025	741,566
970,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	854,458
2,875,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	1,878,306
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	2,247,962
2,500,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	2,499,766
730,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	718,410
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	453,792
280,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	274,465
3,165,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	2,162,518
2,609,000	Biogen, Inc., Sr. Unsecd. Note, 3.250%, 2/15/2051	1,818,239
4,900,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.400%, 7/26/2029	4,679,866
5,425,000	Merck & Co., Inc., Sr. Unsecd. Note, 1.700%, 6/10/2027	4,925,296
1,365,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	1,081,312
4,538,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	3,055,176
1,915,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	1,603,635
	TOTAL	40,921,111
	Consumer Non-Cyclical - Tobacco—0.6%
3,080,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	2,831,044
4,220,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	3,085,691
	TOTAL	5,916,735

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Independent—0.6%
$ 980,000	Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 3.900%, 5/15/2027	$ 935,791
4,119,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	3,981,851
440,000	XTO Energy, Inc., 6.375%, 6/15/2038	488,071
775,000	XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	910,829
	TOTAL	6,316,542
	Energy - Integrated—2.4%
1,695,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	1,402,767
6,100,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.939%, 6/4/2051	4,380,686
3,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	2,932,237
3,255,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	2,518,490
5,765,000	Chevron U.S.A., Inc., Sr. Unsecd. Note, 1.018%, 8/12/2027	5,029,778
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	1,926,535
5,100,000	ConocoPhillips Co., Sr. Unsecd. Note, 2.400%, 3/7/2025	4,935,881
2,000,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	1,945,546
220,000	Petro-Canada, Deb., 7.000%, 11/15/2028	242,499
	TOTAL	25,314,419
	Energy - Midstream—3.4%
3,975,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	3,373,081
805,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	772,510
1,652,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,646,081
1,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,041,089
1,290,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,179,599
5,730,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	5,754,393
2,137,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	1,846,562
2,475,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.750%, 2/15/2025	2,458,953
3,190,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	3,055,167
2,350,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	2,080,516
1,525,000	MPLX LP, Sr. Unsecd. Note, 5.200%, 3/1/2047	1,392,459
2,265,000	MPLX LP, Sr. Unsecd. Note, Series WI, 5.200%, 12/1/2047	2,062,063
3,085,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	2,761,017
2,335,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	2,099,036
2,150,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	2,145,714
2,300,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	2,070,609
	TOTAL	35,738,849
	Energy - Refining—0.8%
875,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	867,140
1,340,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	1,124,665
720,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	778,001
2,700,000	Valero Energy Corp., Sr. Unsecd. Note, 3.650%, 12/1/2051	2,061,632
1,555,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	1,481,032
1,665,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	1,929,122
	TOTAL	8,241,592
	Financial Institution - Banking—19.4%
3,700,000	American Express Co., Sr. Unsecd. Note, 4.050%, 5/3/2029	3,590,821
2,000,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,978,293
2,450,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,069,345
3,050,000	Bank of America Corp., Sr. Unsecd. Note, 2.972%, 2/4/2033	2,564,787
3,500,000	Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	3,385,460
2,175,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	2,067,423
4,890,000	Bank of America Corp., Sr. Unsecd. Note, 4.376%, 4/27/2028	4,769,208

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 1,435,000		Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	$ 1,371,477
2,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.496%, 2/13/2031	2,099,695
6,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	5,216,699
3,750,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	3,690,418
2,230,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,136,115
1,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,853,641
2,100,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	2,079,975
2,250,000		Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	2,195,359
7,370,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	7,202,585
5,500,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	5,488,631
1,200,000		Capital One Financial Corp., Sr. Sub. Note, 4.200%, 10/29/2025	1,185,528
990,000		Citigroup, Inc., 4.125%, 7/25/2028	944,566
2,800,000		Citigroup, Inc., 4.300%, 11/20/2026	2,763,263
2,750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,301,488
2,780,000		Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,426,514
3,095,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	2,621,458
1,705,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	1,671,950
1,910,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	1,843,632
6,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.520%, 10/27/2028	5,572,294
2,750,000		Citigroup, Inc., Sr. Unsecd. Note, 3.980%, 3/20/2030	2,574,563
2,020,000		Citigroup, Inc., Sr. Unsecd. Note, 4.910%, 5/24/2033	1,978,325
3,500,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	3,499,898
1,000,000		Comerica, Inc., 3.800%, 7/22/2026	975,861
2,625,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,597,826
1,840,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	1,762,342
1,680,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	1,662,094
2,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	2,359,386
2,575,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	2,192,669
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.272%, 9/29/2025	1,948,664
7,700,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	7,214,401
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.850%, 1/26/2027	1,938,893
4,625,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	4,425,884
5,035,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.387%, 6/15/2027	4,944,205
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,187,404
2,485,000		Huntington National Bank, Sr. Unsecd. Note, 4.552%, 5/17/2028	2,469,765
3,100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	2,635,166
7,380,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	6,836,848
5,250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.323%, 4/26/2028	5,131,713
4,510,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.565%, 6/14/2030	4,378,649
1,085,000		JPMorgan Chase & Co., Sr. Unsecd. Note, Series VAR, 2.947%, 2/24/2028	1,007,672
2,000,000		JPMorgan Chase & Co., Sub. Deb., 2.956%, 5/13/2031	1,717,128
870,000		JPMorgan Chase & Co., Sub. Deb., 8.000%, 4/29/2027	1,001,857
740,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	738,690
7,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	7,469,638
3,490,000		Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	2,971,849
4,000,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	3,888,622
5,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.210%, 4/20/2028	4,875,162
2,375,000		Morgan Stanley, Sr. Unsecd. Note, 4.457%, 4/22/2039	2,215,089
2,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	2,164,956
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	7,084,277

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 2,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.875%, 1/27/2026	$ 2,621,578
2,750,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	2,681,024
1,500,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	1,454,570
3,675,000	[1]	PNC Financial Services Group, Sub. Note, 4.626%, 6/6/2033	3,483,671
296,681	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	124,606
2,485,000		State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	2,449,183
3,675,000	[1]	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	3,604,832
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	3,585,113
2,750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	2,332,882
7,050,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.908%, 4/25/2026	6,910,412
		TOTAL	203,187,992
		Financial Institution - Broker/Asset Mgr/Exchange—1.3%
2,150,000		CBOE Holdings, Inc., Sr. Unsecd. Note, 3.650%, 1/12/2027	2,101,130
4,255,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	4,879,483
2,950,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.625%, 10/15/2031	2,293,753
2,250,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 1/15/2027	2,236,424
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	1,679,429
		TOTAL	13,190,219
		Financial Institution - Finance Companies—1.1%
2,015,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	1,777,576
1,650,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	1,293,618
3,050,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	2,889,938
600,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	597,439
3,050,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	2,783,362
2,517,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	2,519,754
		TOTAL	11,861,687
		Financial Institution - Insurance - Health—1.3%
740,000		Anthem, Inc., 5.850%, 1/15/2036	795,353
2,500,000		Anthem, Inc., Sr. Unsecd. Note, 1.500%, 3/15/2026	2,280,378
3,595,000		Anthem, Inc., Sr. Unsecd. Note, 4.550%, 5/15/2052	3,384,768
4,250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.300%, 5/15/2031	3,637,162
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.875%, 8/15/2059	1,708,197
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	1,983,425
		TOTAL	13,789,283
		Financial Institution - Insurance - Life—1.9%
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	2,985,771
2,750,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	3,427,215
1,720,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	1,941,633
700,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	695,205
710,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	952,241
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	1,364,427
700,000		New York Life Insurance Co., Sub. Note, 144A, 6.750%, 11/15/2039	820,592
4,000,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,594,395
1,000,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	1,152,623
1,530,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,771,705
		TOTAL	19,705,807
		Financial Institution - Insurance - P&C—1.0%
1,210,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	1,183,285
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,104,303
2,880,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	2,220,767

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$ 3,400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	$ 4,630,000
1,000,000	USF&G Corp., 8.312%, 7/1/2046	1,276,616
	TOTAL	10,414,971
	Financial Institution - REIT - Apartment—0.6%
2,155,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	2,053,508
2,000,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	1,984,474
1,225,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	1,003,314
1,600,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	1,494,101
	TOTAL	6,535,397
	Financial Institution - REIT - Healthcare—0.4%
1,250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	1,234,757
2,190,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	1,706,740
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,135,841
	TOTAL	4,077,338
	Financial Institution - REIT - Office—0.6%
2,730,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	2,056,797
1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	1,512,045
2,380,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	2,323,419
	TOTAL	5,892,261
	Financial Institution - REIT - Other—0.6%
2,285,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	2,208,573
2,275,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	1,852,547
1,890,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	1,896,300
	TOTAL	5,957,420
	Financial Institution - REIT - Retail—0.3%
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	1,656,991
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	1,728,742
	TOTAL	3,385,733
	Technology—7.3%
5,825,000	Apple, Inc., 1.650%, 5/11/2030	4,949,366
5,700,000	Apple, Inc., Sr. Unsecd. Note, 1.650%, 2/8/2031	4,751,085
6,875,000	Apple, Inc., Sr. Unsecd. Note, 2.800%, 2/8/2061	4,868,122
1,897,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	1,731,821
2,460,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	1,866,103
103,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	76,642
1,050,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	770,990
1,370,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	1,235,399
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	1,295,581
1,565,000	Dell International LLC / EMC Corp., 8.350%, 7/15/2046	1,897,422
3,575,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	3,457,141
2,420,000	Equifax, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2026	2,278,855
1,440,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	1,437,312
1,000,000	Fiserv, Inc., Sr. Unsecd. Note, 3.200%, 7/1/2026	952,079
2,210,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	2,145,578
1,565,000	Flextronics International Ltd., Sr. Unsecd. Note, 4.750%, 6/15/2025	1,558,620
1,030,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.900%, 10/15/2025	1,046,877
3,325,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	3,345,712
3,970,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	3,462,605
3,235,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	3,291,081
1,746,000	Lam Research Corp., Sr. Unsecd. Note, 3.750%, 3/15/2026	1,740,455

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 1,730,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	$ 1,699,226
2,500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.663%, 2/15/2030	2,344,970
7,040,000	Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	5,011,599
2,600,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	2,512,647
6,000,000	Oracle Corp., Sr. Unsecd. Note, 3.950%, 3/25/2051	4,315,725
1,460,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	1,456,149
975,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	918,278
1,140,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	1,099,509
445,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	441,675
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	143,383
1,380,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,380,192
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	2,519,040
200,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	197,865
5,510,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	4,304,260
	TOTAL	76,503,364
	Technology Services—0.2%
1,285,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	1,135,404
650,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	534,462
	TOTAL	1,669,866
	Transportation - Railroads—1.6%
3,095,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	3,410,594
2,265,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	2,202,863
1,240,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	978,253
1,325,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	1,318,404
2,060,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	1,949,635
5,710,000	Union Pacific Corp., Sr. Unsecd. Note, 2.800%, 2/14/2032	5,081,477
2,325,000	Union Pacific Corp., Sr. Unsecd. Note, 2.973%, 9/16/2062	1,604,465
	TOTAL	16,545,691
	Transportation - Services—1.9%
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	4,401,908
1,220,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	1,119,987
2,325,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	1,966,583
2,340,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	1,956,310
2,270,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	1,726,363
3,275,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	3,052,181
2,540,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.875%, 12/1/2023	2,533,636
3,675,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.050%, 11/15/2027	3,580,192
	TOTAL	20,337,160
	Utility - Electric—5.1%
990,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	886,297
990,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	964,944
1,105,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	1,070,877
2,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	2,356,847
1,705,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	1,416,226
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,604,068
1,233,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,173,859
4,915,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	4,476,766
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	1,132,068
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	1,041,318
100,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	115,524

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 1,950,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	$ 1,922,299
5,000,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2071	4,704,887
840,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	805,404
1,280,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	1,116,578
2,950,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 3.500%, 4/6/2028	2,681,799
750,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	727,178
5,050,000	Exelon Corp., Sr. Unsecd. Note, 144A, 4.100%, 3/15/2052	4,376,383
900,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.750%, 10/1/2041	896,202
2,350,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	2,201,164
6,830,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	6,577,860
715,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	630,892
875,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	762,189
3,185,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	3,045,018
2,000,000	Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.750%, 10/1/2026	1,868,379
2,595,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	2,552,169
2,475,000	Xcel Energy, Inc., Sr. Unsecd. Note, 4.600%, 6/1/2032	2,459,284
	TOTAL	53,566,479
	Utility - Natural Gas—1.2%
1,730,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	1,416,245
2,600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	2,598,607
2,130,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	2,153,416
4,900,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	4,596,886
1,300,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,393,665
	TOTAL	12,158,819
	Utility - Natural Gas Distributor—0.1%
815,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	651,009
	TOTAL CORPORATE BONDS (IDENTIFIED COST $1,015,845,142)	933,323,915
	MUNICIPAL BOND—0.1%
	Municipal Services—0.1%
955,000	Tampa, FL Sports Authority, (National Public Finance Guarantee Corporation GTD), 8.020%, 10/1/2026 (IDENTIFIED COST $967,415)	988,911
	COLLATERALIZED MORTGAGE OBLIGATION—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
29,409	Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $28,846)	30,214
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
323	Federal Home Loan Mortgage Corp., Pool C00702, 6.000%, 1/1/2029	336
371	Federal Home Loan Mortgage Corp., Pool C00748, 6.000%, 4/1/2029	386
267	Federal Home Loan Mortgage Corp., Pool C20263, 6.000%, 1/1/2029	277
380	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	404
	TOTAL	1,403
	Federal National Mortgage Association—0.0%
633	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	671
437	Federal National Mortgage Association, Pool 421223, 7.000%, 5/1/2028	459
3,397	Federal National Mortgage Association, Pool 439947, 6.500%, 11/1/2028	3,557
1,433	Federal National Mortgage Association, Pool 489867, 6.500%, 3/1/2029	1,502
	TOTAL	6,189
	Government National Mortgage Association—0.0%
367	Government National Mortgage Association, Pool 449491, 7.500%, 12/15/2027	388

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 263		Government National Mortgage Association, Pool 486467, 7.000%, 8/15/2028	$ 276
108		Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	109
79		Government National Mortgage Association, Pool 780373, 7.000%, 12/15/2023	80
		TOTAL	853
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $8,058)	8,445
		PREFERRED STOCK—0.0%
		Financials—0.0%
130,000	[2,3,4]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $11,050)	1,300
		INVESTMENT COMPANIES—9.5%
26,176,939		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 2.25%[5]	26,169,086
13,703,854		High Yield Bond Core Fund	73,452,659
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $105,921,722)	99,621,745
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $1,122,782,233)	1,033,974,530
		OTHER ASSETS AND LIABILITIES - NET—1.1%[6]	11,059,754
		TOTAL NET ASSETS—100%	$1,045,034,284
At August 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
[4]United States Treasury Long Bond Short Futures	125	$16,980,469	December 2022	$2,800
The average notional value of long and short futures contracts held by the Fund throughout the period was $11,349,063 and $6,416,078, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2022, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Core Fund	Total of Affiliated Transactions
Value as of 11/30/2021	$—	$396,150,419	$396,150,419
Purchases at Cost	$346,425,208	$—	$346,425,208
Proceeds from Sales	$(320,242,909)	$(293,000,001)	$(613,242,910)
Change in Unrealized Appreciation/Depreciation	$6,810	$9,037,722	$9,044,532
Net Realized Gain/(Loss)	$(20,023)	$(38,735,481)	$(38,755,504)
Value as of 8/31/2022	$26,169,086	$73,452,659	$99,621,745
Shares Held as of 8/31/2022	26,176,939	13,703,854	39,880,793
Dividend Income	$234,112	$10,069,236	$10,303,348

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

3	Issuer in default.
4	Non-income-producing security.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$933,199,309	$124,606	$933,323,915
Municipal Bond	—	988,911	—	988,911
Collateralized Mortgage Obligation	—	30,214	—	30,214
Mortgage-Backed Securities	—	8,445	—	8,445
Equity Security:
Preferred Stock
Domestic	—	—	1,300	1,300
Investment Companies	99,621,745	—	—	99,621,745
TOTAL SECURITIES	$99,621,745	$934,226,879	$125,906	$1,033,974,530
Other Financial Instruments:[1]
Assets	$2,800	$—	$—	$2,800
TOTAL OTHER FINANCIAL INSTRUMENTS	$2,800	$—	$—	$2,800

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit